REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
SCHEDULE OF GEOGRAPHICAL REVENUE INFORMATION

The Company’s geographical revenue information is set forth below:

	For the Years Ended December 31,
	2021	2020
Sales in PRC	$27,213,684	$21,430,226
Sales in Overseas
—Republic of China (ROC, or Taiwan)	7,246,592	5,178,407
-South Korea	5,962,067	4,654,133
-Others	363,131	83,185
Sub-total	13,571,790	9,915,725
Total revenues	$40,785,474	$31,345,951